Subordinated liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Subordinated liabilities
Schedule of subordinated liabilities

	2019	2018
	£m	£m
Dated loan capital	7,775	8,262
Undated loan capital	2,058	2,127
Preference shares	146	146
	9,979	10,535

Schedule of contractual maturity of subordinated liabilities

	Capital	2019	2018
New issue	treatment	£m	£m
The Royal Bank of Scotland Group plc
US$750 million 3.754% dated notes 2029	Tier 2	577	—
		577	—

Redemptions
The Royal Bank of Scotland Group plc
US$350 million 4.70% dated notes 2018	Ineligible	—	267
€1,000 million 3.63% dated notes 2024 (callable March 2019)	Tier 2	855	—
		855	267

NatWest Markets Plc
€2,000 million 6.934% dated notes 2018	Tier 2	—	1,743
£103 million 9.5% undated subordinated bonds 2018 (callable August 2018)	Ineligible	—	103
£35 million 5.5% fixed rate undated subordinated notes (callable December 2019)	Ineligible	35	—
		35	1,846

NatWest Plc
SEK 90 million floating rate notes 2019	Tier 1	8	—
		8	—

NWM N.V. and subsidiaries
US$500 million 4.65% dated notes 2018	Tier 2	—	141
US$16 million floating rate notes 2019	Tier 2	10	2
US$71.8 million floating rate notes 2019	Tier 2	56	—
€250 million 4.70% notes 2019 (partial redemption)	Tier 2	145	—
		211	143